                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                               THE GLOBAL X FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                           410 Park Avenue, 4th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X SILVER MINERS ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.1%
CANADA-- 54.1%
Basic Materials -- 54.1%
   Alexco Resource * ...........................         185,000   $     569,800
   Bear Creek Mining * .........................         199,800         709,338
   ECU Silver Mining * .........................       1,036,000         594,534
   Endeavour Silver * ..........................         182,040         602,552
   Excellon Resources * ........................         877,640         691,459
   First Majestic Silver * .....................         307,100       1,191,838
   Fortuna Silver Mines * ......................         373,700         756,051
   Gammon Gold * ...............................         347,800       2,069,410
   Great Panther Silver * ......................         373,700         261,710
   Impact Silver * .............................         140,600         123,082
   MAG Silver * ................................         171,680       1,035,230
   Minefinders * ...............................         222,000       1,902,540
   Orko Silver * ...............................         392,200         526,443
   Pan American Silver .........................         261,220       5,997,611
   Scorpio Mining * ............................         370,000         241,124
   Silver Standard Resources * .................         133,940       2,191,258
   Silver Wheaton * ............................         381,100       7,183,735
   Silvercorp Metals ...........................         349,650       2,293,704
                                                                   -------------
TOTAL CANADA ...................................                      28,941,419
                                                                   -------------
MEXICO-- 11.3%
Basic Materials -- 11.3%
   Industrias Penoles ..........................         288,600       6,046,822
                                                                   -------------
PERU-- 4.3%
Basic Materials -- 4.3%
   Hochschild Mining * .........................         510,600       2,318,033
                                                                   -------------
RUSSIA-- 5.3%
Basic Materials -- 5.3%
   Polymetal GDR * .............................         216,450       2,837,660
                                                                   -------------
UNITED KINGDOM-- 15.3%
Basic Materials -- 15.3%
   Fresnillo * .................................         504,680       8,162,346
                                                                   -------------
UNITED STATES-- 8.8%
Basic Materials -- 8.8%
   Coeur d'Alene Mines * .......................         155,400       2,366,742
   Hecla Mining * ..............................         449,180       2,218,949
   Mines Management * ..........................          62,900          97,495
                                                                   -------------
TOTAL UNITED STATES ............................                       4,683,186
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $55,140,177) ..........................                      52,989,466
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X SILVER MINERS ETF

                                                    FACE AMOUNT        VALUE
                                                   -------------   -------------
TIME DEPOSIT -- 0.3%
   Brown Brothers, 0.030%
      (Cost $164,512) ..........................   $     164,512   $     164,512
                                                                   -------------
TOTAL INVESTMENTS -- 99.4%
   (Cost $55,304,689)++ ........................                   $  53,153,978
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $53,454,235.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,304,689, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,862,599 AND $(5,013,310) RESPECTIVELY.

GDR -- GLOBAL DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1      Level 2   Level 3      Total
                                  -----------   --------   -------   -----------
Investments in Securities
   Common Stock                   $52,989,466   $     --     $--     $52,989,466
   Time Deposit                            --    164,512      --         164,512
                                  -----------   --------     ---     -----------
Total Investments in Securities   $52,989,466   $164,512     $--     $53,153,978
                                  ===========   ========     ===     ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                              GLOBAL X LITHIUM ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 98.7%
AUSTRALIA-- 3.7%
Basic Materials -- 3.7%
   Galaxy Resources * ..........................         254,980   $     266,346
   Orocobre * ..................................          72,930         135,213
                                                                   -------------
TOTAL AUSTRALIA ................................                         401,559
                                                                   -------------
CANADA-- 6.3%
Basic Materials -- 4.7%
   Avalon Rare Metals * ........................         117,715         306,854
   Canada Lithium * ............................         200,850         121,124
   Lithium One * ...............................          86,320          84,800
                                                                   -------------
                                                                         512,778
                                                                   -------------
Industrials -- 1.6%
   Electrovaya * ...............................          70,655         167,686
                                                                   -------------
TOTAL CANADA ...................................                         680,464
                                                                   -------------
HONG KONG-- 3.2%
Consumer Goods -- 3.2%
   Coslight Technology International Group .....         394,900         343,188
                                                                   -------------
UNITED STATES-- 85.5%
Basic Materials -- 44.5%
   FMC .........................................          28,730       1,795,338
   Rockwood Holdings * .........................          29,705         867,683
   Sociedad Quimica y Minera de Chile ADR ......          56,680       2,153,273
                                                                   -------------
                                                                       4,816,294
                                                                   -------------
Consumer Goods -- 14.2%
   Exide Technologies * ........................          82,810         498,516
   GS Yuasa ....................................          72,540         468,542
   Sanyo Electric * ............................         362,700         570,983
                                                                   -------------
                                                                       1,538,041
                                                                   -------------
Industrials -- 26.8%
   A123 Systems * ..............................          50,700         546,546
   Advanced Battery Technologies * .............         146,380         518,185
   China BAK Battery * .........................         183,495         282,582
   Ener1 * .....................................         151,060         493,966
   Saft Groupe .................................          15,080         516,873
   Ultralife * .................................          67,795         311,857
   Valence Technology * ........................         324,220         233,439
                                                                   -------------
                                                                       2,903,448
                                                                   -------------
TOTAL UNITED STATES ............................                       9,257,783
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $10,449,665) ..........................                      10,682,994
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                              GLOBAL X LITHIUM ETF

                                                     FACE AMOUNT       VALUE
                                                   -------------   -------------
U.S. TREASURY OBLIGATION -- 13.0%
   United States Treasury Bill
      0.060%, 08/12/10(A)
         (Cost $1,399,974) .....................   $   1,400,000   $   1,399,958
                                                                   -------------
TOTAL INVESTMENTS -- 111.7%
   (Cost $11,849,639)++ ........................                   $  12,082,952
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $10,821,553.

*    NON-INCOME PRODUCING SECURITY.

(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,849,639, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $290,222 AND $(56,909) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1      Level 2     Level 3      Total
                                  -----------   ----------   -------   -----------
Investments in Securities
   Common Stock                   $10,682,994   $       --     $--     $10,682,994
   U.S. Treasury Obligation                --    1,399,958      --       1,399,958
                                  -----------   ----------     ---     -----------
Total Investments in Securities   $10,682,994   $1,399,958     $--     $12,082,952
                                  ===========   ==========     ===     ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X COPPER MINERS ETF


                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 100.0%
AUSTRALIA-- 13.6%
Basic Materials -- 13.6%
   Aditya Birla Minerals * .....................          18,900   $      15,213
   Cudeco * ....................................           7,200          30,214
   Equinox Minerals * ..........................          25,050         113,543
   OZ Minerals .................................          93,600         104,121
                                                                   -------------
TOTAL AUSTRALIA ................................                         263,091
                                                                   -------------
CANADA-- 40.6%
Basic Materials -- 40.6%
   Augusta Resource * ..........................           7,350          16,096
   Capstone Mining * ...........................          10,560          25,678
   Continental Minerals * ......................           6,750          12,934
   Copper Mountain Mining * ....................          12,200          33,615
   Duluth Metals * .............................           4,800           8,544
   First Quantum Minerals ......................           1,344          84,214
   HudBay Minerals, Cl B * .....................           7,950          99,133
   Imperial Metals * ...........................             933          15,155
   Inmet Mining ................................           1,800          87,978
   Ivanhoe Mines * .............................           5,730         101,765
   Lundin Mining * .............................          19,650          76,452
   Mercator Minerals * .........................          11,850          22,245
   Northern Dynasty Minerals * .................           5,625          38,700
   Polymet Mining * ............................          20,000          30,600
   Quadra FNX Mining * .........................           7,071          85,628
   Taseko Mines * ..............................          10,995          44,750
                                                                   -------------
TOTAL CANADA ...................................                         783,487
                                                                   -------------
CHINA-- 5.3%
Basic Materials -- 5.3%
   Jiangxi Copper ..............................          45,600         101,215
                                                                   -------------
MEXICO-- 5.0%
Basic Materials -- 5.0%
   Grupo Mexico, Cl B ..........................          36,300          96,233
                                                                   -------------
POLAND-- 4.7%
Basic Materials -- 4.7%
   KGHM Polska Miedz ...........................           2,592          90,101
                                                                   -------------
SOUTH AFRICA-- 0.9%
Basic Materials -- 0.9%
   Metorex * ...................................          34,500          17,244
                                                                   -------------
SWITZERLAND-- 4.5%
Basic Materials -- 4.5%
   Xstrata .....................................           5,445          86,740
                                                                   -------------
UNITED KINGDOM-- 14.6%
Basic Materials -- 14.6%
   Antofagasta .................................           6,720         104,152
   Kazakhmys * .................................           4,500          85,839

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X COPPER MINERS ETF


                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- CONTINUED
Basic Materials -- continued
   Vedanta Resources ...........................           2,400   $      91,901
                                                                   -------------
TOTAL UNITED KINGDOM ...........................                         281,892
                                                                   -------------
UNITED STATES-- 10.8%
Basic Materials -- 10.8%
   Freeport-McMoRan Copper & Gold ..............           1,595         114,106
   Southern Copper .............................           3,000          94,230
                                                                   -------------
TOTAL UNITED STATES ............................                         208,336
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $2,129,972) ...........................                       1,928,339
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $2,129,972)++ .........................                   $   1,928,339
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,928,450.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,129,972, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,069 AND $(225,702) RESPECTIVELY.

CL -- CLASS

As of July 31, 2010, all of the Fund's investments were considered Level 1, in accordance with ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X BRAZIL MID CAP ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 82.1%
BRAZIL-- 82.1%
Basic Materials -- 2.9%
   Fibria Celulose ADR * .......................          16,500   $     259,050
                                                                   -------------
Consumer Goods -- 10.4%
   Cosan, Cl A * ...............................           8,800          99,968
   Cosan Industria e Comercio * ................           7,590         109,063
   Hypermarcas * ...............................          20,350         265,012
   Marfrig Alimentos ...........................          10,450         104,500
   Natura Cosmeticos ...........................          13,200         345,000
                                                                   -------------
                                                                         923,543
                                                                   -------------
Consumer Services -- 10.8%
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR ...............................           4,510         293,421
   Gol Linhas Aereas Inteligentes ADR ..........           7,370         104,064
   Lojas Renner ................................           9,350         313,544
   NET Servicos de Comunicacao ADR * ...........          14,300         154,869
   TAM ADR .....................................           5,720          96,554
                                                                   -------------
                                                                         962,452
                                                                   -------------
Financials -- 13.3%
   BR Malls Participacoes ......................          11,220         168,555
   Cyrela Brazil Realty Empreendimentos e
      Participacoes ............................          22,000         307,875
   MRV Engenharia e Participacoes ..............          24,200         217,937
   Multiplan Empreendimentos Imobiliarios ......           5,280          99,900
   PDG Realty Empreendimentos e Participacoes ..          22,550         238,441
   Porto Seguro ................................          12,925         149,005
                                                                   -------------
                                                                       1,181,713
                                                                   -------------
Industrials -- 18.8%
   All America Latina Logistica ................          49,500         465,750
   Cia de Concessoes Rodoviarias ...............          12,100         277,338
   Duratex .....................................          17,600         185,000
   Empresa Brasileira de Aeronautica ADR .......          12,100         319,077
   LLX Logistica * .............................          35,200         177,400
   Weg .........................................          23,650         243,622
                                                                   -------------
                                                                       1,668,187
                                                                   -------------
Telecommunications -- 4.9%
   Telegraph Norte Leste Participacoes ADR .....          20,350         297,720
   Tim Participacoes ADR .......................           4,950         141,223
                                                                   -------------
                                                                         438,943
                                                                   -------------
Utilities -- 21.0%
   Cia de Saneamento Basico do Estado de Sao
      Paulo ADR ................................           4,400         175,164
   Cia Energetica de Minas Gerais ADR ..........          29,700         451,440
   Cia Paranaense de Energia ADR ...............           7,700         168,784
   CPFL Energia ADR ............................           6,600         461,142
   EDP - Energias do Brasil ....................           4,290          86,458
   Tractebel Energia ...........................          14,740         192,206
   Ultrapar Participacoes ADR ..................           6,490         336,831
                                                                   -------------
                                                                       1,872,025
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X BRAZIL MID CAP ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- CONTINUED
TOTAL BRAZIL ...................................                   $   7,305,913
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $6,903,528) ...........................                       7,305,913
                                                                   -------------
PREFERRED STOCK -- 17.9%
BRAZIL-- 17.9%
Basic Materials -- 6.1%
   Metalurgica Gerdau, Cl A ....................          20,900         369,312
   Suzano Papel e Celulose .....................          18,700         177,650
                                                                   -------------
                                                                         546,962
                                                                   -------------
Consumer Services -- 2.1%
   Lojas Americanas ............................          22,000         185,000
                                                                   -------------
Financials -- 5.3%
   Banco do Estado do Rio Grande do Sul ........          12,375         106,805
   Bradespar ...................................          17,600         369,700
                                                                   -------------
                                                                         476,505
                                                                   -------------
Telecommunications -- 0.9%
   Telemar Norte Leste * .......................           3,025          78,908
                                                                   -------------
Utilities -- 3.5%
   Cia Energetica de Sao Paulo .................          10,725         163,434
   Eletropaulo Metropolitana Eletricidade de
      Sao Paulo ................................           6,930         145,727
                                                                   -------------
                                                                         309,161
                                                                   -------------
TOTAL BRAZIL ...................................                       1,596,536
                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost $1,496,460) ...........................                       1,596,536
                                                                   -------------
TIME DEPOSIT -- 0.0%
   Brown Brothers, 0.030%
      (Cost $800) ..............................   $         800             800
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $8,400,788)++ .........................                   $   8,903,249
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $8,905,768.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,400,788, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $583,394 AND $(80,933) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities
   Common Stock                   $7,305,913     $ --      $--     $7,305,913
   Preferred Stock                 1,596,536       --       --      1,596,536
   Time Deposit                           --      800       --            800
                                  ----------     ----      ---     ----------
Total Investments in Securities   $8,902,449     $800      $--     $8,903,249
                                  ==========     ====      ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X BRAZIL FINANCIALS ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 96.9%
BRAZIL-- 94.4%
Financials -- 94.4%
   Banco Bradesco ADR ..........................           8,800   $     163,944
   Banco da Amazonia ...........................         100,800          34,936
   Banco do Brasil .............................           9,100         157,182
   Banco Santander Brasil ADR ..................           5,980          79,654
   BM&F Bovespa ................................           9,260          68,398
   BR Malls Participacoes ......................           4,840          72,710
   Brasil Brokers Participacoes ................           5,600          21,636
   Brookfield Incorporacoes ....................           6,800          35,352
   CETIP - Balcao Organizado de Ativos e
      Derivativos ..............................           6,850          56,474
   Cielo .......................................           7,290          65,983
   Cyrela Brazil Realty Empreendimentos e
      Participacoes ............................           5,680          79,488
   Even Construtora e Incorporadora ............           4,100          19,102
   Iguatemi Empresa de Shopping Centers ........           1,250          24,830
   Itau Unibanco Holding ADR ...................           7,040         157,625
   MRV Engenharia e Participacoes ..............           9,500          85,554
   Multiplan Empreendimentos Imobiliarios ......           2,340          44,274
   PDG Realty Empreendimentos e Participacoes ..           7,320          77,401
   Porto Seguro ................................           5,700          65,712
   Redecard ....................................           4,080          62,475
   Rossi Residencial ...........................           5,400          49,275
   Sul America .................................           3,840          33,687
                                                                   -------------
TOTAL BRAZIL ...................................                       1,455,692
                                                                   -------------
BRAZIL-- 2.5%
Financials -- 2.5%
   Banco ABC Brasil ............................           1,640          12,961
   Banco Industrial e Comercial ................           2,080          16,486
   Banco Panamericano ..........................           1,660           8,423
                                                                   -------------
TOTAL BRAZIL ...................................                          37,870
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $1,461,799) ...........................                       1,493,562
                                                                   -------------
PREFERRED STOCK -- 3.0%
BRAZIL-- 3.0%
Financials -- 3.0%
   Banco do Estado do Rio Grande do Sul
      (Cost $45,304) ...........................           5,460          47,123
                                                                   -------------
U.S. TREASURY OBLIGATION -- 13.0%
   United States Treasury Bill
      0.060%, 08/12/10(A)
         (Cost $199,996) .......................   $     200,000         199,994
                                                                   -------------
TOTAL INVESTMENTS -- 112.9%
   (Cost $1,707,099) ++ ........................                   $   1,740,679
                                                                   =============

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X BRAZIL FINANCIALS ETF

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,541,516.

(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,707,099, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $34,516 AND $(936) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1      Level 2   Level 3      Total
                                  -----------   --------   -------   ----------
Investments in Securities
   Common Stock                   $ 1,493,562   $     --     $--     $1,493,562
   Preferred Stock                     47,123         --      --         47,123
   U.S. Treasury Obligation                --    199,994      --        199,994
                                  -----------   --------     ---     ----------
Total Investments in Securities   $ 1,540,685   $199,994     $--     $1,740,679
                                  ===========   ========     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X BRAZIL CONSUMER ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 93.8%
BRAZIL-- 93.8%
Consumer Goods -- 52.3%
   BRF - Brasil Foods ADR ......................           5,200   $      73,424
   Cia de Bebidas das Americas ADR .............             690          75,362
   Cia Hering ..................................           2,200          73,700
   Cosan, Cl A * ...............................           5,600          63,616
   Cosan Industria e Comercio * ................           4,800          68,973
   Gafisa ADR ..................................           5,600          84,784
   Hypermarcas * ...............................           4,900          63,812
   JBS .........................................          16,600          81,113
   M Dias Branco ...............................             920          20,804
   Marfrig Alimentos ...........................           6,600          66,000
   Natura Cosmeticos ...........................           3,200          83,636
   Sao Martinho * ..............................           1,950          17,639
   SLC Agricola ................................           2,300          19,694
   Souza Cruz ..................................           1,800          82,432
                                                                   -------------
                                                                         874,989
                                                                   -------------
Consumer Services -- 41.5%
   Anhanguera Educacional Participacoes ........           4,600          71,875
   B2W Cia Global Do Varejo ....................           2,320          43,830
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR ...............................           1,060          68,964
   Drogasil ....................................           1,490          30,985
   Gol Linhas Aereas Inteligentes ADR ..........           4,600          64,952
   Localiza Rent a Car .........................           4,800          66,136
   Lojas Renner ................................           2,780          93,225
   Marisa Lojas * ..............................           2,340          29,502
   Multiplus * .................................           6,400          78,182
   NET Servicos de Comunicacao ADR * ...........           6,500          70,395
   Saraiva Livreiros Editores ..................             780          15,028
   TAM ADR .....................................           3,600          60,768
                                                                   -------------
                                                                         693,842
                                                                   -------------
TOTAL BRAZIL ...................................                       1,568,831
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $1,455,320) ...........................                       1,568,831
                                                                   -------------
PREFERRED STOCK -- 6.1%
BRAZIL-- 6.1%
Consumer Goods -- 1.2%
   Sao Paulo Alpargatas ........................           4,400          19,850
                                                                   -------------
Consumer Services -- 4.9%
   Lojas Americanas ............................           9,800          82,409
                                                                   -------------
TOTAL BRAZIL ...................................                         102,259
                                                                   -------------
TOTAL PREFERRED STOCK
   (Cost $91,675) ..............................                         102,259
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X BRAZIL CONSUMER ETF

                                                    FACE AMOUNT        VALUE
                                                   -------------   -------------
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.030%
      (Cost $1,005) ............................   $       1,005   $       1,005
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,548,000) ++ ........................                   $   1,672,095
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,672,895.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,548,000, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $134,218 AND $(10,123) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities
   Common Stock                   $1,568,831    $   --     $--     $1,568,831
   Preferred Stock                   102,259        --      --        102,259
   Time Deposit                           --     1,005      --          1,005
                                  ----------    ------     ---     ----------
Total Investments in Securities   $1,671,090    $1,005     $--     $1,672,095
                                  ==========    ======     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                   GLOBAL X \INTERBOLSA FTSE COLOMBIA 20 ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 100.3%
COLOMBIA-- 100.3%
Basic Materials -- 2.9%
   Pacific Rubiales Energy * ...................          41,048   $     985,152
                                                                   -------------
Consumer Goods -- 6.2%
   Cia Colombiana del Tejidos * ................     364,231,502         175,928
   Grupo Nacional de Chocolates ................         125,753       1,706,190
   Textiles Fabricato Tejicondor * .............      12,269,775         198,437
                                                                   -------------
                                                                       2,080,555
                                                                   -------------
Consumer Services -- 4.9%
   Almacenes Exito .............................         149,660       1,630,941
                                                                   -------------
Financials -- 41.9%
   BanColombia ADR .............................         116,312       6,819,373
   Bolsa de Valores de Colombia ................      22,092,278         441,222
   Cia Colombiana de Inversiones ...............         462,321       1,618,350
   Financiera Colombiana .......................          87,853       1,505,697
   Grupo Aval Acciones y Valores ...............       2,861,374       1,615,016
   Grupo de Inversiones Suramericana ...........          94,359       1,678,654
   Helm Bank ...................................         696,462         156,861
   Interbolsa ..................................         125,435         158,274
                                                                   -------------
                                                                      13,993,447
                                                                   -------------
Industrials -- 9.4%
   Cementos Argos ..............................         237,594       1,472,552
   Inversiones Argos ...........................         132,143       1,452,956
   Tableros y Maderas de Caldas ................      37,956,192         208,053
                                                                   -------------
                                                                       3,133,561
                                                                   -------------
Oil & Gas -- 26.4%
   Ecopetrol ADR ...............................         207,381       7,075,840
   Pacific Rubiales Energy * ...................          71,766       1,717,515
                                                                   -------------
                                                                       8,793,355
                                                                   -------------
Telecommunications -- 0.9%
   Empresa de Telecomunicaciones de Bogota .....         505,146         285,114
                                                                   -------------
Utilities -- 7.7%
   Interconexion Electrica .....................         193,304       1,372,200
   Isagen ......................................         968,445       1,185,197
                                                                   -------------
                                                                       2,557,397
                                                                   -------------
TOTAL COLOMBIA .................................                      33,459,522
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $27,972,922) ..........................                      33,459,522
                                                                   -------------
TIME DEPOSIT -- 11.0%
   Brown Brothers, 0.030%
      (Cost $3,668,802) ........................   $   3,668,802       3,668,802
                                                                   -------------
TOTAL INVESTMENTS -- 111.3%
   (Cost $31,641,724)++ ........................                   $  37,128,324
                                                                   =============

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                   GLOBAL X \INTERBOLSA FTSE COLOMBIA 20 ETF

     PERCENTAGES ARE BASED ON NET ASSETS OF $33,363,353.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $31,641,724, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,595,185 AND $(108,585) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1       Level 2    Level 3      Total
                                  -----------   ----------   -------   -----------
Investments in Securities
   Common Stock                   $33,459,522   $       --     $--     $33,459,522
   Time Deposit                            --    3,668,802      --       3,668,802
                                  -----------   ----------     ---     -----------
Total Investments in Securities   $33,459,522   $3,668,802     $--     $37,128,324
                                  ===========   ==========     ===     ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X FTSE NORDIC 30 ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.3%
DENMARK-- 20.9%
Consumer Goods -- 2.3%
   Carlsberg, Cl B .............................           1,900   $     168,492
                                                                   -------------
Financials -- 3.6%
   Danske Bank .................................          11,000         259,165
                                                                   -------------
Health Care -- 9.8%
   Novo Nordisk ADR ............................           8,189         704,500
                                                                   -------------
Industrials -- 3.1%
   A P Moller - Maersk, Cl B ...................              26         219,289
                                                                   -------------
Oil & Gas -- 2.1%
   Vestas Wind Systems * .......................           3,100         150,738
                                                                   -------------
TOTAL DENMARK ..................................                       1,502,184
                                                                   -------------
FINLAND-- 14.5%
Basic Materials -- 1.6%
   UPM-Kymmene .................................           8,050         116,849
                                                                   -------------
Financials -- 3.2%
   Sampo, Cl A .................................           9,350         228,432
                                                                   -------------
Industrials -- 1.6%
   Kone, Cl B ..................................           2,500         114,078
                                                                   -------------
Technology -- 5.8%
   Nokia ADR ...................................          44,050         418,916
                                                                   -------------
Utilities -- 2.3%
   Fortum ......................................           6,850         159,321
                                                                   -------------
TOTAL FINLAND ..................................                       1,037,596
                                                                   -------------
NORWAY-- 17.2%
Basic Materials -- 3.5%
   Norsk Hydro .................................          21,716         116,910
   Yara International ..........................           3,500         131,956
                                                                   -------------
                                                                         248,866
                                                                   -------------
Consumer Goods -- 1.8%
   Orkla .......................................          15,700         130,273
                                                                   -------------
Financials -- 2.9%
   DnB .........................................          16,555         205,643
                                                                   -------------
Oil & Gas -- 6.3%
   Seadrill ....................................           3,770          87,516
   Statoil ADR .................................          18,048         366,916
                                                                   -------------
                                                                         454,432
                                                                   -------------
Telecommunications -- 2.7%
   Telenor .....................................          12,600         194,476
                                                                   -------------
TOTAL NORWAY ...................................                       1,233,690
                                                                   -------------
SWEDEN-- 46.7%
Consumer Goods -- 1.9%
   Svenska Cellulosa, Cl B .....................           9,500         137,147
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X FTSE NORDIC 30 ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------

COMMON STOCK -- CONTINUED
Consumer Services -- 3.9%
   Hennes & Mauritz, Cl B ......................           8,972   $     282,667
                                                                   -------------
Financials -- 19.3%
   Investor, Cl B ..............................           7,200         135,764
   Nordea Bank .................................          62,400         624,190
   Skandinaviska Enskilda Banken, Cl A .........          32,000         220,300
   Svenska Handelsbanken, Cl A .................           9,700         278,456
   Swedbank ....................................          10,777         123,257
                                                                   -------------
                                                                       1,381,967
                                                                   -------------
Industrials -- 11.2%
   Atlas Copco, Cl A ...........................          10,100         165,259
   Sandvik .....................................          18,800         242,886
   SKF, Cl B ...................................           6,500         124,186
   Volvo, Cl B .................................          21,800         271,677
                                                                   -------------
                                                                         804,008
                                                                   -------------
Technology -- 6.9%
   Ericsson ADR ................................          45,100         496,100
                                                                   -------------
Telecommunications -- 3.5%
   TeliaSonera .................................          34,400         249,023
                                                                   -------------
TOTAL SWEDEN ...................................                       3,350,912
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $6,796,848) ...........................                       7,124,382
                                                                   -------------
TIME DEPOSIT -- 0.6%
Brown Brothers, 0.030%
   (Cost $40,369) ..............................   $      40,369          40,369
                                                                   -------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $6,837,217)++ .........................                   $   7,164,751
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $7,173,397.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,837,217, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $661,585 AND $(334,051) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities
   Common Stock                   $7,124,382   $  --       $--     $7,124,382
   Time Deposit                           --    40,369      --         40,369
                                  ----------   -------     ---     ----------
Total Investments in Securities   $7,124,382   $40,369     $--     $7,164,751
                                  ==========   =======     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X CHINA CONSUMER ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.8%
CHINA-- 79.2%
Consumer Goods -- 38.8%
   361 Degrees International ...................       1,165,500  $      885,331
   Anta Sports Products ........................       1,353,000       2,389,973
   AviChina Industry & Technology * ............       2,835,000       1,160,704
   BaWang International Group Holding ..........       1,607,500         981,003
   China Huiyuan Juice Group ...................         840,500         646,031
   China Yurun Food Group ......................       1,416,187       4,649,453
   Dongfeng Motor Group ........................       3,013,000       4,205,034
   Great Wall Motor ............................         766,500       1,527,651
   Li Ning .....................................       1,122,819       3,700,759
   Shenzhou International Group Holdings .......         693,000         913,638
   Tingyi Cayman Islands Holding ...............       1,677,100       4,253,695
   Tsingtao Brewery ............................         692,747       3,282,189
   Uni-President China Holdings ................       1,869,000       1,041,929
   Want Want China Holdings ....................       5,786,400       4,529,530
   Zhongpin * ..................................          52,500         772,800
                                                                   -------------
                                                                      34,939,720
                                                                   -------------
Consumer Services -- 33.4%
   Air China ...................................       3,833,500       4,397,585
   AirMedia Group ADR * ........................         126,000         462,420
   Ajisen China Holdings .......................         745,500         879,193
   China Southern Airlines * ...................       2,613,222       1,261,679
   Focus Media Holding ADR * ...................         117,200       2,124,836
   Golden Eagle Retail Group ...................       1,165,500       2,770,034
   Home Inns & Hotels Management ADR * .........          49,380       2,077,417
   Intime Department Store Group ...............       1,900,500       1,967,275
   New Oriental Education & Technology Group
      ADR * ....................................          45,310       4,431,318
   Parkson Retail Group ........................       2,531,300       4,347,509
   PCD Stores * ................................       4,599,844       1,462,787
   Peak Sport Products .........................       1,606,500       1,125,177
   Shanghai Jin Jiang International Hotels
      Group ....................................       2,373,000         632,425
   VisionChina Media ADR * .....................          89,100         357,291
   Wumart Stores ...............................         819,000       1,790,452
                                                                   -------------
                                                                      30,087,398
                                                                   -------------
Health Care -- 7.0%
   Shandong Weigao Group Medical Polymer .......         609,430       2,746,205
   Sinopharm Group .............................         945,000       3,534,427
                                                                   -------------
                                                                       6,280,632
                                                                   -------------
TOTAL CHINA ....................................                      71,307,750
                                                                   -------------
HONG KONG-- 20.6%
Consumer Goods -- 9.9%
   Bosideng International Holdings .............       4,105,500       1,268,582
   China Agri-Industries Holdings ..............       2,552,061       2,888,158
   China Foods .................................       1,407,000         887,629
   Denway Motors ...............................       7,506,400       3,827,084
                                                                   -------------
                                                                       8,871,453
                                                                   -------------

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X CHINA CONSUMER ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- CONTINUED
Consumer Services -- 10.7%
   China Dongxiang Group .......................       4,945,064   $   2,801,339
   China Resources Enterprise ..................       1,248,343       4,741,296
   China Travel International Inv HK ...........       5,292,600       1,308,312
   New World Department Store China ............         912,000         798,445
                                                                   -------------
                                                                       9,649,392
                                                                   -------------
TOTAL HONG KONG ................................                      18,520,845
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $87,448,136) ..........................                      89,828,595
                                                                   -------------
TIME DEPOSIT -- 0.2%
   Brown Brothers, 0.030%
      (Cost $198,217) ..........................   $     198,217         198,217
                                                                   -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $87,646,353)++ ........................                   $  90,026,812
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $89,993,408.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,646,353, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,152,768 AND $(2,772,309) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1      Level 2    Level 3      Total
                                  -----------   --------   --------   -----------
Investments in Securities
   Common Stock                   $89,828,595   $     --     $--      $89,828,595
   Time Deposit                            --    198,217      --          198,217
                                  -----------   --------     ---      -----------
Total Investments in Securities   $89,828,595   $198,217     $--      $90,026,812
                                  ===========   ========     ===      ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X CHINA ENERGY ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 98.8%
CHINA-- 66.8%
Energy -- 57.5%
   China Coal Energy ...........................         135,000   $     188,410
   China Longyuan Power Group * ................         144,655         151,972
   China Oilfield Services .....................         107,043         140,572
   China Petroleum & Chemical ..................         515,400         415,394
   China Shenhua Energy ........................          96,800         372,638
   Honghua Group ...............................         113,400          15,330
   JA Solar Holdings ADR * .....................          10,750          63,962
   LDK Solar ADR * .............................           8,475          55,342
   PetroChina ..................................         360,000         408,338
   Renesola ADR * ..............................           4,775          36,194
   Solarfun Power Holdings ADR * ...............           3,724          35,229
   Suntech Power Holdings ADR * ................           8,140          80,912
   Tianneng Power International ................          69,000          27,006
   Trina Solar ADR * ...........................           6,040         131,310
   Yanzhou Coal Mining .........................          84,204         180,830
   Yingli Green Energy Holding ADR * ...........           6,225          67,977
                                                                   -------------
                                                                       2,371,416
                                                                   -------------
Utilities -- 9.3%
   Datang International Power Generation .......         217,069          93,064
   Huadian Power International .................         149,400          35,970
   Huaneng Power International .................         224,123         130,427
   Xinao Gas Holdings ..........................          51,712         122,371
                                                                   -------------
                                                                         381,832
                                                                   -------------
TOTAL CHINA ....................................                       2,753,248
                                                                   -------------
HONG KONG-- 32.0%
   Energy -- 23.7%
   Beijing Enterprises Holdings ................          31,800         210,237
   CNOOC .......................................         263,400         443,572
   Fushan International Energy Group ...........         210,609         121,478
   Kunlun Energy ...............................         155,341         202,399
                                                                   -------------
                                                                         977,686
                                                                   -------------
Utilities -- 8.3%
   China Power International Development .......         183,600          40,421
   China Resources Power Holdings ..............          92,400         201,762
   GCL Poly Energy Holdings ....................         418,657          97,022
                                                                   -------------
                                                                         339,205
                                                                   -------------
TOTAL HONG KONG ................................                       1,316,891
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $4,438,661) ...........................                       4,070,139
                                                                   -------------
TIME DEPOSIT -- 0.3%
   Brown Brothers, 0.030%
      (Cost $13,961) ...........................   $      13,961          13,961
                                                                   -------------
TOTAL INVESTMENTS -- 99.1%
   (Cost $4,452,622)++ .........................                   $   4,084,100
                                                                   =============

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                           GLOBAL X CHINA ENERGY ETF

     PERCENTAGES ARE BASED ON NET ASSETS OF $4,119,212.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,452,622, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $82,913 AND $(451,435) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities
   Common Stock                   $4,070,139   $  --       $--     $4,070,139
   Time Deposit                           --    13,961      --         13,961
                                  ----------   -------     ---     ----------
Total Investments in Securities   $4,070,139   $13,961     $--     $4,084,100
                                  ==========   =======     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA FINANCIALS ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.0%
CHINA-- 83.1%
Financials -- 83.1%
   Agile Property Holdings .....................         966,300   $   1,259,023
   Bank of China ...............................      15,139,353       7,991,573
   Bank of Communications ......................       3,688,227       4,093,229
   China Citic Bank ............................       5,749,279       3,878,696
   China Construction Bank .....................       9,615,239       8,158,055
   China Life Insurance ........................       1,727,431       7,672,924
   China Merchants Bank ........................       1,557,833       4,161,789
   China Minsheng Banking ......................         745,390         695,765
   China Pacific Insurance Group ...............         903,192       3,604,814
   CNinsure ADR ................................          29,010         684,056
   Country Garden Holdings .....................       2,468,857         781,938
   E-House China Holdings ADR ..................          29,420         479,546
   Evergrande Real Estate Group ................       3,270,558       1,174,809
   Greentown China Holdings ....................         417,692         519,487
   Guangzhou R&F Properties ....................         675,155       1,057,008
   Industrial & Commercial Bank of China .......      11,044,033       8,431,862
   Longfor Properties ..........................         883,823         968,358
   PICC Property & Casualty * ..................       2,401,411       2,430,134
   Ping An Insurance Group of China (A) (B) ....         424,266       3,515,021
   Renhe Commercial Holdings ...................       5,818,163       1,250,960
   Shimao Property Holdings ....................       1,035,692       1,986,817
   Shui On Land ................................       1,822,357         830,573
   Sino-Ocean Land Holdings ....................       2,995,150       2,286,727
   Soho China ..................................       1,314,674         810,764
                                                                   -------------
TOTAL CHINA ....................................                      68,723,928
                                                                   -------------
HONG KONG-- 15.9%
Financials -- 15.9%
   China Everbright ............................         501,522       1,307,543
   China Overseas Land & Investment ............       1,907,310       4,086,163
   China Resources Land ........................       1,310,429       2,780,429
   China Taiping Insurance Holdings ............         535,730       1,807,126
   Franshion Properties China ..................       1,859,379         538,631
   Hopson Development Holdings .................         428,896         583,119
   KWG Property Holding ........................         835,262         618,346
   Poly Hong Kong Investments ..................         800,459         965,650
   Shenzhen Investment .........................       1,336,662         454,325
                                                                   -------------
TOTAL HONG KONG ................................                      13,141,332
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $81,109,559) ..........................                      81,865,260
                                                                   -------------
TIME DEPOSIT -- 0.1%
   Brown Brothers, 0.030%
      (Cost $87,165) ...........................   $      87,165          87,165
                                                                   -------------
TOTAL INVESTMENTS -- 99.1%
   (Cost $81,196,724)++ ........................                   $  81,952,425
                                                                   =============

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA FINANCIALS ETF

     PERCENTAGES ARE BASED ON NET ASSETS OF $82,660,015.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2010 WAS 3,515,021 AND REPRESENTED 4.3% OF NET ASSETS.

(B) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2010, WAS $3,515,021 AND REPRESENTED 4.3% OF NET ASSETS.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $81,196,724, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,366,534 AND $(2,610,833) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:


                                    Level 1     Level 2     Level 3       Total
                                  -----------   -------   ----------   ----------
Investments in Securities
   Common Stock                   $78,350,239   $    --   $3,515,021   $81,865,260
   Time Deposit                            --    87,165           --        87,165
                                  -----------   -------   ----------   -----------
Total Investments in Securities   $78,350,239   $87,165   $3,515,021   $81,952,425
                                  ===========   =======   ==========   ===========

                                           Investments in
                                             Securities
                                           --------------
Beginning balance as of November 1, 2009     $       --
   Net transfer in and/or out of Level 3      3,515,021
                                             ----------
Ending balance as of July 31, 2010           $3,515,021
                                             ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF

                                                       SHARES          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.8%
CHINA-- 82.6%
Industrials -- 82.6%
   Anhui Conch Cement ..........................         374,000   $   1,307,322
   A-Power Energy Generation Systems * .........          19,800         158,004
   Asia Cement China Holdings ..................         323,000         161,768
   BBMG ........................................         684,310         807,911
   Byd .........................................         132,600         912,499
   China Communications Construction ...........       1,265,392       1,194,181
   China COSCO Holdings ........................         923,156       1,034,036
   China National Building Material ............         797,406       1,505,063
   China National Materials ....................         708,153         554,334
   China Railway Construction ..................         918,000       1,278,825
   China Railway Group .........................       1,776,800       1,326,807
   China Shanshui Cement Group .................       1,032,267         555,532
   China Shipping Container Lines ..............       2,223,470         821,588
   China Shipping Development ..................         794,675       1,168,414
   China South Locomotive and Rolling
      Stock ....................................       1,126,381         931,025
   Dongfang Electric ...........................         194,404         668,279
   Duoyuan Global Water ADR * ..................          12,850         259,441
   Guangshen Railway ...........................         883,154         324,058
   Harbin Electric * ...........................          11,600         213,092
   Harbin Power Equipment ......................         379,695         332,418
   Metallurgical Corp of China * ...............       1,829,200         852,532
   Sany Heavy Equipment International
      Holdings .................................         366,992         422,411
   Shanghai Electric Group .....................       1,720,818         808,665
   Sinotrans ...................................         941,909         235,262
   Sinotruk Hong Kong ..........................         404,906         372,215
   Weichai Power ...............................         112,245         927,776
   Yangzijiang Shipbuilding Holdings ...........       1,067,376       1,138,430
   Zhuzhou CSR Times Electric ..................         287,460         769,807
                                                                   -------------
TOTAL CHINA ....................................                      21,041,695
                                                                   -------------
HONG KONG-- 17.2%
Industrials -- 17.2%
   Beijing Capital International Airport .......         903,211         476,776
   China High Speed Transmission
      Equipment Group ..........................         476,276       1,089,037
   China Resources Cement Holdings * ...........       1,055,362         512,252
   Citic Resources Holdings * ..................       1,284,408         267,892
   Shanghai Industrial Holdings ................         258,400       1,177,706
   Shenzhen International Holdings .............       4,205,346         265,301
   Sinotrans Shipping ..........................         788,250         342,007
   Tianjin Development Holdings ................         380,800         248,568
                                                                   -------------
TOTAL HONG KONG ................................                       4,379,539
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $27,078,416) ..........................                      25,421,234
                                                                   -------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $27,078,416)++ ........................                   $  25,421,234
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $25,474,117.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA INDUSTRIALS ETF

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,078,416, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $977,816 AND $(2,634,998) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

As of July 31, 2010, all of the Fund's investments were considered Level 1, in accordance with ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA TECHNOLOGY ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 99.6%
CHINA-- 90.1%
Technology -- 79.1%
   AAC Acoustic Technologies Holdings ..........          79,000   $     140,361
   Alibaba.com .................................          96,567         199,671
   AsiaInfo Holdings * .........................           4,000          81,600
   Baidu ADR * .................................           2,670         217,365
   BYD Electronic International ................          94,000          52,403
   China Communications Services ...............         223,000         113,121
   Ctrip.com International ADR * ...............           5,070         204,118
   Foxconn International Holdings * ............         182,000         127,940
   Giant Interactive Group ADR .................          22,500         151,425
   Kingdee International Software Group ........         173,000          72,834
   Kingsoft ....................................          58,000          33,977
   Lenovo Group ................................         289,500         185,990
   Netease.com ADR * ...........................           5,190         198,777
   Perfect World ADR * .........................           4,600         107,456
   Semiconductor Manufacturing International * .       1,925,000         133,834
   Shanda Interactive Entertainment ADR * ......           4,100         163,631
   Sina * ......................................           4,460         190,799
   Sohu.com * ..................................           3,340         157,047
   Tencent Holdings ............................           9,450         182,135
   VanceInfo Technologies ADR * ................           3,241          82,289
   ZTE .........................................          41,400         132,455
                                                                   -------------
                                                                       2,929,228
                                                                   -------------
Telecommunications -- 11.0%
   China Telecom ...............................         363,000         181,801
   China Unicom Hong Kong ......................         149,904         202,649
   KongZhong ADR * .............................           3,480          21,019
                                                                   -------------
                                                                         405,469
                                                                   -------------
TOTAL CHINA ....................................                       3,334,697
                                                                   -------------
HONG KONG-- 9.5%
Technology -- 4.9%
   Longtop Financial Technologies ADR * ........           5,485         182,815
                                                                   -------------
Telecommunications -- 4.6%
   China Mobile ................................          17,000         171,924
                                                                   -------------
TOTAL HONG KONG ................................                         354,739
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $3,795,402) ...........................                       3,689,436
                                                                   -------------
TIME DEPOSIT -- 0.2%
   Brown Brothers, 0.030%
      (Cost $6,222) ............................   $       6,222           6,222
                                                                   -------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $3,801,624)++ .........................                   $   3,695,658
                                                                   =============

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                         GLOBAL X CHINA TECHNOLOGY ETF

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,703,804.

*    NON-INCOME PRODUCING SECURITY.

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,801,624, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $282,797 AND $(388,763) RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities
   Common Stock                   $3,689,436    $   --     $--     $3,689,436
   Time Deposit                           --     6,222      --          6,222
                                  ----------    ------     ---     ----------
Total Investments in Securities   $3,689,436    $6,222     $--     $3,695,658
                                  ==========    ======     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X CHINA MATERIALS ETF

                                                    SHARES/FACE
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCK -- 100.1%
CHINA-- 76.2%
Basic Materials -- 76.2%
   Aluminum Corp of China ......................       1,871,100   $   1,657,397
   Angang Steel ................................       1,164,700       1,757,449
   China Agritech * ............................          35,280         436,767
   China BlueChemical ..........................       3,232,485       2,072,559
   China Green Agriculture * ...................          53,550         576,198
   China Molybdenum ............................       2,305,714       1,433,817
   China Rare Earth Holdings ...................       3,022,945         739,478
   China Vanadium Titano - Magnetite Mining * ..       3,382,700       1,363,167
   China XLX Fertiliser ........................       1,223,279         472,395
   Chongqing Iron & Steel ......................       1,587,417         447,586
   Dongyue Group ...............................       2,834,334         620,356
   General Steel Holdings * ....................          47,250         136,553
   Gulf Resources * ............................          52,840         457,594
   Hunan Non-Ferrous Metal .....................       4,624,200       1,488,393
   Jiangxi Copper ..............................         875,700       1,943,720
   Maanshan Iron & Steel .......................       3,585,508       1,998,848
   Real Gold Mining * ..........................         964,205       1,375,467
   ShengdaTech * ...............................          93,400         407,224
   Sinopec Shanghai Petrochemical ..............       5,166,000       2,015,293
   Sinopec Yizheng Chemical Fibre * ............       4,372,417       1,041,440
   Xinjiang Xinxin Mining Industry .............       2,078,954       1,097,412
   Yongye International * ......................         107,150         876,487
   Zhaojin Mining Industry .....................         995,400       2,153,020
   Zijin Mining Group ..........................       2,438,949       1,573,191
                                                                   -------------
TOTAL CHINA ....................................                      28,141,811
                                                                   -------------
HONG KONG-- 23.9%
Basic Materials -- 23.9%
   Citic Pacific ...............................         882,489       1,815,629
   Fufeng Group ................................       2,280,607       1,585,569
   Lumena Resources * ..........................       2,211,955         660,702
   Shougang Concord International Enterprises ..       8,826,300       1,488,645
   Sinofert Holdings ...........................       3,641,400       1,608,065
   Yingde Gases * ..............................       1,688,700       1,656,718
                                                                   -------------
TOTAL HONG KONG ................................                       8,815,328
                                                                   -------------
TOTAL COMMON STOCK
   (Cost $37,107,566) ..........................                      36,957,139
                                                                   -------------
TIME DEPOSIT -- 0.2%
   Brown Brothers, 0.030%
      (Cost $72,148) ...........................   $      72,148          72,148
                                                                   -------------
TOTAL INVESTMENTS -- 100.3%
   (Cost $37,179,714)++ ........................                   $  37,029,287
                                                                   =============

     PERCENTAGES ARE BASED ON NET ASSETS OF $36,928,066.

*    NON-INCOME PRODUCING SECURITY.

                             (GLOBAL X FUNDS LOGO)
                            The World in your Hands

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2010

                          GLOBAL X CHINA MATERIALS ETF

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,179,714, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,980,256 AND $(2,130,683) RESPECTIVELY.

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's investments carried at value:

                                    Level 1     Level 2   Level 3      Total
                                  -----------   -------   -------   -----------
Investments in Securities
   Common Stock                   $36,957,139   $    --     $--     $36,957,139
   Time Deposit                            --    72,148      --          72,148
                                  -----------   -------     ---     -----------
Total Investments in Securities   $36,957,139   $72,148     $--     $37,029,287
                                  ===========   =======     ===     ===========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

GLX-QH-001-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Global X Funds


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Bruno del Ama
                                        ----------------------------------------
                                        Bruno del Ama
                                        President

Date: September 27, 2010


By (Signature and Title)*               \s\ Jose C. Gonzalez
                                        ----------------------------------------
                                        Jose C. Gonzalez
                                        CFO

Date: September 27, 2010

* Print the name and title of each signing officer under his or her signature.